Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of presentation and accounting policies
Non-current assets	$ 2,792,066	$ 3,188,320
Current assets	749,910	647,468
Total assets	3,541,976	3,835,788
Non-current liabilities	2,052,139	2,297,100
Current liabilities	685,928	676,319
Total liabilities	2,738,067	2,973,419
Equity	803,909	862,369	$ 773,608	$ 805,286
Revenue recognized	1,400,038	1,378,663	706,913
Gross profit	485,361	415,685	84,532
Operating income	540,637	304,575	6,460
Financial results	(345,519)	(113,087)	(96,500)
Income tax	(24,241)	24,883	69,111
Net income for the year	226,467	165,635	(180,976)
Other comprehensive income / (loss) for the year	(281,750)	92,007	138,722
Total comprehensive income for the year	(55,283)	257,642	(42,254)
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Basis of presentation and accounting policies
Non-current assets	53,782	56,025
Current assets	59,737	53,752
Total assets	113,519	109,777
Non-current liabilities	7,329	13,536
Current liabilities	54,106	47,447
Total liabilities	61,435	60,983
Equity	52,084	48,794
Revenue recognized	105,228	96,199	65,155
Gross profit	42,943	38,614	20,784
Operating income	25,319	22,561	9,150
Financial results	656	(316)	(1,413)
Income tax	(2,455)	(1,937)	(971)
Net income for the year	23,520	20,308	6,766
Other comprehensive income / (loss) for the year	80	356	(205)
Total comprehensive income for the year	23,600	20,664	6,561
Dividends paid	20,308	17,225	3,000
Increase / (decrease) in cash
Provided by operating activities	35,891	36,709	21,877
Used in investing activities	(5,382)	(10,152)	(20,076)
Used in financing activities	$ (27,337)	$ (24,399)	$ (10,245)